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1933 Act Rule 497(e)

1933 Act File No. 333-40455

1940 Act File No. 811-08495

May 20, 2015

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Mutual Funds (the “Registrant”)

SEC File Nos. 333-40455 and 811-08495

Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that was included in the Prospectus dated March 1, 2015 (as revised May 1, 2015), relating to the Nationwide HighMark Bond Fund, Nationwide California Intermediate Tax Free Bond Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, Nationwide HighMark Short Term Bond Fund, Nationwide Ziegler Wisconsin Tax Exempt Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Emerging Markets Equity Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide HighMark Balanced Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Large Cap Growth Fund, Nationwide HighMark Small Cap Core Fund, Nationwide HighMark Value Fund, Nationwide Ziegler Equity Income Fund, Nationwide Ziegler NYSE Arca Tech 100 Index Fund, Nationwide Bond Fund, Nationwide Core Plus Bond Fund, Nationwide Government Bond Fund, Nationwide High Yield Bond Fund, Nationwide Inflation-Protected Securities Fund, Nationwide Money Market Fund, Nationwide Fund, Nationwide Global Equity Fund, Nationwide Growth Fund, Nationwide Herndon Mid Cap Value Fund, Nationwide Small Company Growth Fund, and Nationwide U.S. Small Cap Value Fund, each a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on May 1, 2015 (Accession No.: 0001193125-15-165384) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esquire